Tax-Managed Value Portfolio
July 31, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 99.9%
Security	Shares	Value
Aerospace & Defense — 1.8%
RTX Corp.	113,000	$ 17,805,410
		$ 17,805,410
Banks — 8.9%
JPMorgan Chase & Co.	134,808	$ 39,935,522
PNC Financial Services Group, Inc.	142,029	27,023,858
Wells Fargo & Co.	284,056	22,903,435
		$ 89,862,815
Biotechnology — 3.1%
AbbVie, Inc.	64,865	$ 12,260,782
Gilead Sciences, Inc.	75,441	8,471,270
Neurocrine Biosciences, Inc.(1)	85,834	11,006,494
		$ 31,738,546
Broadline Retail — 3.4%
Amazon.com, Inc.(1)	147,373	$ 34,501,493
		$ 34,501,493
Building Products — 0.8%
Carrier Global Corp.	113,000	$ 7,754,060
		$ 7,754,060
Capital Markets — 8.0%
Cboe Global Markets, Inc.	22,561	$ 5,438,104
Charles Schwab Corp.	371,980	36,353,605
Goldman Sachs Group, Inc.	22,892	16,564,422
Interactive Brokers Group, Inc., Class A	341,256	22,372,743
		$ 80,728,874
Chemicals — 1.8%
Linde PLC	38,610	$ 17,770,639
		$ 17,770,639
Communications Equipment — 1.3%
Cisco Systems, Inc.	191,540	$ 13,040,043
		$ 13,040,043
Consumer Staples Distribution & Retail — 2.6%
BJ's Wholesale Club Holdings, Inc.(1)	114,285	$ 12,102,782
Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
U.S. Foods Holding Corp.(1)	169,731	$ 14,143,684
		$ 26,246,466
Containers & Packaging — 2.3%
Avery Dennison Corp.	31,014	$ 5,203,219
Ball Corp.	320,112	18,329,613
		$ 23,532,832
Distributors — 0.5%
Pool Corp.	15,145	$ 4,666,780
		$ 4,666,780
Electric Utilities — 2.2%
NextEra Energy, Inc.	314,620	$ 22,356,897
		$ 22,356,897
Energy Equipment & Services — 0.7%
Baker Hughes Co.	167,693	$ 7,554,570
		$ 7,554,570
Entertainment — 1.7%
Walt Disney Co.	147,913	$ 17,617,917
		$ 17,617,917
Financial Services — 1.5%
Visa, Inc., Class A	44,697	$ 15,441,473
		$ 15,441,473
Food Products — 2.5%
Hershey Co.	63,156	$ 11,755,226
J.M. Smucker Co.	50,047	5,372,045
Nestle SA	90,000	7,863,936
		$ 24,991,207
Ground Transportation — 2.0%
CSX Corp.	240,932	$ 8,562,723
Union Pacific Corp.	50,876	11,292,946
		$ 19,855,669
Health Care Equipment & Supplies — 4.4%
Abbott Laboratories	90,859	$ 11,465,497
Boston Scientific Corp.(1)	95,971	10,069,277
Stryker Corp.	58,093	22,814,864
		$ 44,349,638

Tax-Managed Value Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services — 0.8%
McKesson Corp.	5,281	$ 3,662,585
UnitedHealth Group, Inc.	16,264	4,058,844
		$ 7,721,429
Household Durables — 1.4%
D.R. Horton, Inc.	99,360	$ 14,192,582
		$ 14,192,582
Household Products — 0.4%
Clorox Co.	35,258	$ 4,426,994
		$ 4,426,994
Industrial Conglomerates — 3.6%
3M Co.	153,734	$ 22,940,187
Honeywell International, Inc.	59,519	13,234,050
		$ 36,174,237
Insurance — 3.8%
Arch Capital Group Ltd.	183,981	$ 15,833,405
Reinsurance Group of America, Inc.	33,595	6,465,358
Travelers Cos., Inc.	64,030	16,663,167
		$ 38,961,930
Interactive Media & Services — 4.3%
Alphabet, Inc., Class A	135,239	$ 25,952,364
Meta Platforms, Inc., Class A	22,621	17,495,986
		$ 43,448,350
Leisure Products — 0.6%
Hasbro, Inc.	86,381	$ 6,492,396
		$ 6,492,396
Life Sciences Tools & Services — 1.9%
Thermo Fisher Scientific, Inc.	40,907	$ 19,131,386
		$ 19,131,386
Machinery — 7.3%
Ingersoll Rand, Inc.	287,559	$ 24,336,118
Otis Worldwide Corp.	56,500	4,841,485
Parker-Hannifin Corp.	32,913	24,089,025
Westinghouse Air Brake Technologies Corp.	109,778	21,082,865
		$ 74,349,493
Security	Shares	Value
Metals & Mining — 1.4%
Steel Dynamics, Inc.	112,943	$ 14,407,009
		$ 14,407,009
Multi-Utilities — 3.3%
CMS Energy Corp.	111,375	$ 8,219,475
Sempra	313,604	25,615,175
		$ 33,834,650
Oil, Gas & Consumable Fuels — 6.2%
Chevron Corp.	248,950	$ 37,750,778
EOG Resources, Inc.	51,427	6,172,269
EQT Corp.	235,177	12,640,764
Phillips 66	49,190	6,078,900
		$ 62,642,711
Pharmaceuticals — 3.4%
Eli Lilly & Co.	14,117	$ 10,447,568
Merck & Co., Inc.	124,185	9,701,332
Zoetis, Inc.	101,295	14,767,798
		$ 34,916,698
Residential REITs — 1.5%
AvalonBay Communities, Inc.	47,915	$ 8,925,606
Mid-America Apartment Communities, Inc.	42,931	6,114,663
		$ 15,040,269
Semiconductors & Semiconductor Equipment — 3.1%
Intel Corp.	409,795	$ 8,113,941
Micron Technology, Inc.	142,320	15,532,805
QUALCOMM, Inc.	56,245	8,254,516
		$ 31,901,262
Software — 3.5%
Nice Ltd. ADR(1)	50,232	$ 7,838,703
Oracle Corp.	52,884	13,420,373
Salesforce, Inc.	54,345	14,038,944
		$ 35,298,020
Specialized REITs — 0.5%
CubeSmart	129,314	$ 5,031,608
		$ 5,031,608
Specialty Retail — 3.4%
Home Depot, Inc.	81,060	$ 29,790,361

Tax-Managed Value Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail (continued)
Lowe's Cos., Inc.	21,079	$ 4,712,632
		$ 34,502,993
Total Common Stocks (identified cost $481,784,557)		$1,012,289,346

Short-Term Investments — 0.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.22%(2)	5,646,491	$ 5,646,491
Total Short-Term Investments (identified cost $5,646,491)		$ 5,646,491
Total Investments — 100.5% (identified cost $487,431,048)		$1,017,935,837
Other Assets, Less Liabilities — (0.5)%		$ (5,059,727)
Net Assets — 100.0%		$1,012,876,110

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2025.
Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

The Portfolio did not have any open derivative instruments at July 31, 2025.
Affiliated Investments
 At July 31, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $5,646,491, which represents 0.6% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended July 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$15,822,470	$166,775,176	$(176,951,155)	$ —	$ —	$5,646,491	$197,774	5,646,491
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Tax-Managed Value Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

At July 31, 2025, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 61,066,267	$ —	$ —	$ 61,066,267
Consumer Discretionary	94,356,244	—	—	94,356,244
Consumer Staples	47,800,731	7,863,936	—	55,664,667
Energy	70,197,281	—	—	70,197,281
Financials	224,995,092	—	—	224,995,092
Health Care	137,857,697	—	—	137,857,697
Industrials	155,938,869	—	—	155,938,869
Information Technology	80,239,325	—	—	80,239,325
Materials	55,710,480	—	—	55,710,480
Real Estate	20,071,877	—	—	20,071,877
Utilities	56,191,547	—	—	56,191,547
Total Common Stocks	$1,004,425,410	$7,863,936*	$ —	$1,012,289,346
Short-Term Investments	$ 5,646,491	$ —	$ —	$ 5,646,491
Total Investments	$1,010,071,901	$7,863,936	$ —	$1,017,935,837
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent annual or semi-annual financial statements.
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